Derivatives (Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ (1)	$ (3)	$ (33)
Net Derivative Gains (Losses) Recognized for Hedged Items	1	1	32
Ineffectiveness Recognized in Net Derivative Gains (Losses)	0	2	1
Interest rate swaps | Fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(1)	(1)	(1)
Net Derivative Gains (Losses) Recognized for Hedged Items	1	(1)	1
Ineffectiveness Recognized in Net Derivative Gains (Losses)	0	2	0
Interest rate swaps | Policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	(2)	(32)
Net Derivative Gains (Losses) Recognized for Hedged Items	0	2	31
Ineffectiveness Recognized in Net Derivative Gains (Losses)	0	0	1
Foreign currency swaps | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Ineffectiveness Recognized in Net Derivative Gains (Losses)	$ 0	$ 0	$ 0